Note 6 - Capital Stock - Share Capital Activity (Details) - CAD ($)			12 Months Ended
	Apr. 27, 2017	Sep. 26, 2016	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Balance, amount			$ 36,254,043	$ 35,156,483
Issued for private placements, net of share issue costs, amount				5,589,501
Warrants issued on private placement, amount				(6,592,000)
Agent warrants issued on private placement, amount
Issued pursuant to Restricted Share Unit Plan, number (in shares)			385,147	695,991
Issued pursuant to Restricted Share Unit Plan, amount
Shares issued for interest on gold loans, number (in shares)			1,172,128	814,089
Shares issued for interest on gold loans, amount			$ 612,900	$ 542,447
Finders fees on convertible loans, number (in shares)	132,577		466,504
Finders fees on convertible loans, amount	$ 92,805		$ 234,752	92,805
Shares issued for settlement of leases (Note 5), amount				288,747
Shares issued for settlement of amounts due to related parties (Note 9), amount				131,998
Shares issued for settlement of convertible loans (Note 23), number (in shares)		5,357,143
Shares issued for settlement of convertible loans (Note 23), amount			792,381	49,166
Exercise of warrants, amount				1,742,000
Balance, amount			$ 34,326,005	$ 36,254,043
Issued capital [member]
Statement Line Items [Line Items]
Balance, number (in shares)			121,784,619	109,068,492
Balance, amount			$ 125,174,377	$ 122,380,723
Issued for private placements, net of share issue costs, number (in shares)				7,197,543
Issued for private placements, net of share issue costs, amount				$ 5,589,501
Warrants issued on private placement, amount				(6,592,000)
Agent warrants issued on private placement, amount				$ (92,000)
Issued pursuant to Restricted Share Unit Plan, number (in shares)			385,147	695,991
Issued pursuant to Restricted Share Unit Plan, amount			$ 188,722	$ 1,040,990
Shares issued for interest on gold loans, number (in shares)			1,172,128	814,089
Shares issued for interest on gold loans, amount			$ 612,900	$ 542,447
Finders fees on convertible loans, number (in shares)			466,504	132,577
Finders fees on convertible loans, amount			$ 234,752	$ 92,805
Shares issued for settlement of leases (Note 5), number (in shares)				458,329
Shares issued for settlement of leases (Note 5), amount				$ 288,747
Shares issued for settlement of amounts due to related parties (Note 9), number (in shares)				187,321
Shares issued for settlement of amounts due to related parties (Note 9), amount				$ 131,998
Shares issued for settlement of convertible loans (Note 23), number (in shares)			1,354,405	83,333
Shares issued for settlement of convertible loans (Note 23), amount			$ 792,381	$ 49,166
Exercise of warrants, number (in shares)				3,146,944
Exercise of warrants, amount				$ 1,742,000
Balance, number (in shares)			125,162,803	121,784,619
Balance, amount			$ 127,003,132	$ 125,174,377